FAIR VALUE MEASUREMENT - Energy swap contracts (Details) - WTI oil swap contracts $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / bbl bbl	Dec. 31, 2016 USD ($)
Financial Instruments
Unrealized gain (loss) on derivative instruments | $	$ 9.8	$ 9.6
2018
Financial Instruments
WTI oil swap contracts (barrels) | bbl	907,482
Average price | $ / bbl	48.48
2019
Financial Instruments
WTI oil swap contracts (barrels) | bbl	594,451
Average price | $ / bbl	49.86
2020
Financial Instruments
WTI oil swap contracts (barrels) | bbl	90,000
Average price | $ / bbl	52.40
From 2017 to 2020
Financial Instruments
WTI oil swap contracts (barrels) | bbl	1,048,000
Average price | $ / bbl	49.46